Document And Entity Information	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	STAAR Surgical Co
Entity Central Index Key	0000718937
Entity Emerging Growth Company	false
Entity File Number	0-11634
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3797439
Entity Address, Address Line One	25651 Atlantic Ocean Drive
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	626
Local Phone Number	303-7902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common
Trading Symbol(s)	STAA
Name of each exchange on which registered	NASDAQ